PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
BOND INDEX FUND
CORE BOND FUND
FIXED INCOME FUND
HIGH YIELD FIXED INCOME FUND
LIMITED TERM U.S. GOVERNMENT FUND
SHORT BOND FUND
ULTRA-SHORT FIXED INCOME FUND
TAX‑ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
U.S. GOVERNMENT FUND
ARIZONA TAX‑EXEMPT FUND
CALIFORNIA INTERMEDIATE TAX‑EXEMPT FUND
CALIFORNIA TAX‑EXEMPT FUND
INTERMEDIATE TAX‑EXEMPT FUND
LIMITED TERM TAX‑EXEMPT FUND
TAX‑EXEMPT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED

1.
With respect to Arizona Tax‑Exempt Fund, California Intermediate Tax‑Exempt Fund, California Tax‑Exempt Fund, Limited Term Tax‑Exempt Fund and Tax‑Exempt Fund, the last paragraph of the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.

2.	The second to last paragraph of the “FUND SUMMARIES – Intermediate Tax‑Exempt Fund – Principal Investment Strategies” section on page 150 of the Prospectus is deleted and replaced with the following:
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.

3.	With respect to Bond Index Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for the Fund in the Prospectus:
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to more closely track duration, credit and interest rate risks with the Fund’s underlying index, and for cash management purposes.

4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.

5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

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FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other

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PROSPECTUS SUPPLEMENT

economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

6.	Further with respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund and U.S Government Fund:

a.	The following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.

b.	The following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
TBA TRANSACTIONS RISK is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

c.
The following is added immediately above the “Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks, Description of Securities and Common Investment Techniques – Mortgage Dollar Rolls” section of the Prospectus:

TBA TRANSACTIONS. To the extent consistent with their investment objectives and strategies, the Funds may seek to obtain exposure to U.S. agency mortgage-backed pass-through securities, in whole or in part, through the use of TBA transactions. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund may use TBA transactions in several ways. For example, the Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA Roll.” In a TBA Roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage-backed pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage-backed securities stipulated in the TBA agreement. Pending settlement of such contracts, the Fund may invest its assets in liquid, short-term instruments or cash equivalents, or designate other liquid securities, which will be marked to market daily. Additionally, pending settlement of such contracts, the Fund may also invest in shares of money market funds advised by NTI or its affiliates, which will result in the Fund assuming its pro rata share of the fees and expenses of the money market funds in addition to the Fund’s own fees and expenses.
SPECIAL RISKS. Although the mortgage securities that are delivered in TBA transactions must meet certain standards (such as yield, duration, and credit quality), there is a risk that the actual securities received by the Fund may be less favorable than what was

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PROSPECTUS SUPPLEMENT

anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Entering into a TBA transaction may also be viewed as a form of leverage and will result in associated risks for the Fund.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675‑5986 800‑595‑9111 northerntrust.com/funds	NF SPT PRO COMBO‑all FI (2/25)

NORTHERN FUNDS PROSPECTUS